Business Acquisitions (Details) - Schedule of proforma results of operations in acquisition (Parentheticals) - $ / shares	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Jul. 31, 2022
Reported [Member]
Business Acquisitions (Details) - Schedule of proforma results of operations in acquisition (Parentheticals) [Line Items]
Earnings (loss) per common share-Diluted	$ (0.13)	$ (0.05)
Pro-forma [Member]
Business Acquisitions (Details) - Schedule of proforma results of operations in acquisition (Parentheticals) [Line Items]
Earnings (loss) per common share-Diluted	$ (0.12)	$ (0.05)